Average Annual Total Returns - Class K - BlackRock Total Return Fund	Jan. 28, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class K Shares
Average Annual Return:
1 Year	9.09%
5 Years	5.13%
10 Years	4.87%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.68%
5 Years	3.55%
10 Years	3.29%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.66%
5 Years	3.27%
10 Years	3.09%